CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenue
Revenues	$ 3,160,480	$ 5,223,242	$ 11,522,487	$ 20,960,812	$ 26,000,652	$ 36,441,695
Cost of Revenue	1,601,374	3,955,559	4,059,207	9,696,598	13,176,073	15,421,715
Gross profit	1,559,106	1,267,683	7,463,280	11,264,214	12,824,579	21,019,980
Operating expenses
Sales and marketing	1,039,299	1,275,974	3,030,687	4,578,950	5,989,727	6,067,392
Distribution costs	990,049	2,061,469	3,722,196	6,693,573	8,611,702	9,465,149
General and administrative expenses	2,642,654	1,790,611	5,558,934	4,953,300	6,771,937	6,875,575
Unrealized (gain) loss on digital assets	5,268	0	5,268	0
Share-based compensation	521,353	212,758	695,229	965,229	1,169,843	3,664,538
Amortization of acquired intangible assets	19,191	658,858	57,571	1,976,574	2,410,431	2,568,502
Depreciation	198,519	306,185	658,986	901,521	1,268,355	913,246
Lease impairment (gain on settlement)	(269,994)	0	(269,994)	289,969	3,159,477	1,015,997
Impairment of long-lived asset - building					336,434	0
Loss on the sale / abandonment of assets in relocation					569,195	0
Impairment of intangible assets and goodwill					7,869,425	3,746,301
Lease impairment, Delray Beach facility					289,969	0
Total operating expenses	5,146,339	6,305,855	13,458,877	20,359,116	35,287,018	33,300,703
Loss from operations	(3,587,233)	(5,038,172)	(5,995,597)	(9,094,902)	(22,462,439)	(12,280,723)
Other income (expenses), net
Change in derivative liability					0	1,770
Interest (expense) income, net	(245,103)	(736,551)	(763,626)	(2,612,359)	(3,124,723)	(4,716,274)
Other	676	(10,376)	676	(30,063)	(16,443)	38,344
Other income (expense), net	(244,427)	(746,927)	(762,950)	(2,642,422)	(3,141,166)	(4,676,160)
Loss on operations before income tax	(3,831,660)	(5,785,099)	(6,758,547)	(11,737,324)	(25,603,605)	(16,956,883)
Income tax benefit					332,101	3,049,293
Total income tax expense benefit	0	1,501,595	0	2,668,769	332,101	3,049,293
Net income (loss) from continuing operations	(3,831,660)	(4,283,504)	(6,758,547)	(9,068,555)	(25,271,504)	(13,907,590)
Gain (loss) from the sale of:
Infusionz and select assets					0	(2,212,542)
Interactive Offers	0	(103,263)	0	237,670	237,670	0
Gain Loss From The Sale Of Vita Medica					1,948,538	0
E-core					(1,737,326)	0
Gain (loss) from the sale of total	0	(103,263)	0	237,670	448,882	(2,212,542)
Income (loss) on discontinued operations
Income (loss) on discontinued operations Infuisionz					71,976	(338,418)
Income (loss) on discontinued operations Interactive offers	0	0	0	(193,040)	(187,003)	(1,729,636)
VitaMedica	0	81,978	0	239,908	213,636	(382,449)
E-core	0	186,177	0	871,098	1,065,575	1,080,379
Income (loss) income from discontinued operations	0	268,155	0	917,966	1,164,184	(1,370,124)
Net loss attributable to non-controlling interest					0	559,967
Net income (loss) attributable to Upexi, Inc.	$ (3,831,660)	$ (4,118,612)	$ (6,758,547)	$ (7,912,919)	$ (23,658,438)	$ (16,930,289)
Basic income (loss) per share:
Income (loss) per shares from continuing operations	$ (2.87)	$ (4.19)	$ (5.92)	$ (8.75)	$ (24.60)	$ (15.56)
(Loss) income per shares from discontinued operations	0	0.26	0	0.89	1.13	(1.53)
Total income (loss) per share attributable to Upexi shareholders basic	(2.87)	(4.03)	(5.92)	(7.64)	(23.03)	(18.94)
Diluted income (loss) per share:
Income (loss) per share from continuing operations diluted	(2.87)	(4.19)	(5.92)	(8.75)	(24.60)	(15.56)
(Loss) income per share from discontinued operations diluted	0	0.26	0	0.89	1.13	(1.53)
Total income (loss) per share attributable to Upexi shareholders diluted	$ (2.87)	$ (4.03)	$ (5.92)	$ (7.64)	$ (23.03)	$ (18.94)
Basic weighted average shares outstanding	1,336,373	1,021,210	1,140,995	1,036,182	1,027,232	893,943
Fully diluted weighted average shares outstanding	1,336,373	1,021,210	1,140,995	1,036,182	1,027,232	893,943